Benefit Programs - Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation (Detail) (Other U.S. Benefit Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other U.S. Benefit Plans [Member]
Other U.S. Benefit Plan [Line Items]
Postretirement benefit obligations	$ 1.7	$ 2.0
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028